Borrowings Maturities (Detail) (USD $)	Sep. 27, 2013
BORROWINGS [Abstract]
2014	$ 65,841,000
2015	349,487,000
2016	3,025,340,000
2017	30,241,000
2018	19,788,000
Thereafter	2,341,138,000
Senior Secured Credit Facility | Senior Secured Term Loan Facility [Member]
BORROWINGS [Abstract]
Discount on senior secured term loan facilities	7,800,000
Term loan
BORROWINGS [Abstract]
2016	$ 2,600,000,000